STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	$ 10,396,482		$ 10,853,860		$ 10,365,684
Obtainment Capital	7,217,900	[1]	661,609	[1]	1,985,480
Payment Capital	(8,891,330)	[2]	(566,414)	[2]	(915,774)
Payment Interests	(521,715)		(104,621)		(210,418)
Payment Transaction cost	(87,993)
Extinguishment of debt under Chapter	(2,673,256)
Interest accrued and others	1,203,560		(447,952)		(371,112)
Reclassifications	138,233
Ending Balance	6,781,880		10,396,482		10,853,860
Loans To Exporters [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	159,161		151,701		341,475
Obtainment Capital		[1]		[1]	165,000
Payment Capital		[2]		[2]	(359,000)
Payment Interests					(4,140)
Payment Transaction cost
Extinguishment of debt under Chapter	(161,975)
Interest accrued and others	2,814		7,460		8,366
Reclassifications
Ending Balance			159,161		151,701
Bank Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	521,838		525,273		217,255
Obtainment Capital	982,425	[1]		[1]	265,627
Payment Capital	(36,466)	[2]		[2]	(4,870)
Payment Interests	(10,420)		(546)		(2,397)
Payment Transaction cost
Extinguishment of debt under Chapter	(196,619)
Interest accrued and others	128,077		(2,889)		49,658
Reclassifications	(2,840)
Ending Balance	1,385,995		521,838		525,273
Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	510,535		1,318,856		2,157,327
Obtainment Capital		[1]		[1]	192,972
Payment Capital	(18,136)	[2]	(14,605)	[2]	(48,576)
Payment Interests	(13,253)		(17,405)		(21,163)
Payment Transaction cost	(25)
Extinguishment of debt under Chapter
Interest accrued and others	13,882
Reclassifications	(167,942)		(263,035)		(137,720)
Ending Balance	325,061		510,535		1,318,856
Other Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,725,422		1,939,116		580,432
Obtainment Capital	3,658,690	[1]	661,609	[1]	1,361,881
Payment Capital	(5,408,540)	[2]	(26,991)	[2]	(42,721)
Payment Interests	(391,639)		(28,510)		(27,744)
Payment Transaction cost	(91,247)
Extinguishment of debt under Chapter	(381,018)
Interest accrued and others	339,475		135,405		67,268
Reclassifications	23,161		44,793
Ending Balance	474,304		2,725,422		1,939,116
Obligations with the public [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,253,198		2,183,407		2,064,934
Obtainment Capital	1,109,750	[1]		[1]
Payment Capital	(1,501,739)	[2]		[2]	(774)
Payment Interests	(17,499)				(55,613)
Payment Transaction cost
Extinguishment of debt under Chapter	(843,950)
Interest accrued and others	148,703		69,791		174,860
Reclassifications	141,336
Ending Balance	1,289,799		2,253,198		2,183,407
Financial Leases [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,189,182		1,614,501		1,730,843
Obtainment Capital		[1]		[1]
Payment Capital	(270,734)	[2]	(421,452)	[2]	(236,744)
Payment Interests	(34,201)		(40,392)		(52,155)
Payment Transaction cost
Extinguishment of debt under Chapter	(37,630)
Interest accrued and others	37,211		(181,717)		34,837
Reclassifications	204,411		218,242		137,720
Ending Balance	1,088,239		1,189,182		1,614,501
Others loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	76,508				101,261
Obtainment Capital	1,467,035	[1]		[1]
Payment Capital	(1,523,798)	[2]		[2]	(101,026)
Payment Interests	(5,628)				(1,151)
Payment Transaction cost	3,281
Extinguishment of debt under Chapter	(56,176)
Interest accrued and others	40,806		76,508		916
Reclassifications
Ending Balance	2,028		76,508
Lease Liability [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,960,638		3,121,006		3,172,157
Obtainment Capital		[1]		[1]
Payment Capital	(131,917)	[2]	(103,366)	[2]	(122,063)
Payment Interests	(49,075)		(17,768)		(46,055)
Payment Transaction cost	(2)
Extinguishment of debt under Chapter	(995,888)
Interest accrued and others	492,592		(39,234)		116,967
Reclassifications	(59,893)
Ending Balance	$ 2,216,454		$ 2,960,638		$ 3,121,006

[1]	As of December 31, 2022, the Company obtained ThUS$2,361,875 amounts from long-term loans and ThUS$4,856,025 (ThUS$661,609 in 2021) amounts from short-term loans, totaling ThUS$7,217,900.
[2]	As of December 31, 2022, loan repayments ThUS$8,759,413 and payments of lease liabilities ThUS$131,917 disclosed in flows from financing activities and as of December 31, 2021, loan repayments ThUS$463,048 and liability payments for leases ThUS$103,366 disclosed in flows from financing activities.